Revenues (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Revenues [Abstract]
Revenues from the sales of goods	₪ 2,657		₪ 1,668
Revenues from the rendering of services	682
Revenues from licensing agreement (see Note 2N)	14,695
Revenue	₪ 18,034	$ 4,812	₪ 1,668	₪ 292